Revenue - Schedule of Revenue by Geographical Location (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 844	$ 806	$ 1,783	$ 1,481
United States
Disaggregation of Revenue [Line Items]
Revenue	292	331	850	623
PRC
Disaggregation of Revenue [Line Items]
Revenue	193	178	321	319
Taiwan
Disaggregation of Revenue [Line Items]
Revenue	155	166	270	281
Republic of Korea
Disaggregation of Revenue [Line Items]
Revenue	76	62	139	107
Other countries
Disaggregation of Revenue [Line Items]
Revenue	$ 128	$ 69	$ 203	$ 151